Condensed Consolidated Statements Of Operations - USD ($)	2 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
OPERATING EXPENSES
Operating and formation costs	$ 9,069	$ 911,788		$ 3,028,992
Loss from operations	(9,069)	(911,788)		(3,028,992)
Other income (loss):
Interest earned on marketable securities held in Trust Account		62,928		212,516
Unrealized gain on marketable securities held in Trust Account				3,960
Change in fair value of warrant liability		17,028,800		(23,059,834)
Other income (loss)				(22,843,358)
Net income (loss)	$ (9,069)	16,179,940		$ (25,872,350)
OTHER COMPREHENSIVE INCOME (LOSS)
Basic and diluted net loss per ordinary share				$ (1.23)
Basic and diluted weighted average shares outstanding				21,242,273
Micromidas, Inc.
OPERATING EXPENSES
Research and development		1,308,919	$ 1,217,933		$ 4,137,838	$ 6,704,147
General and administrative		3,948,123	598,906		6,563,179	3,706,333
Depreciation and amortization		114,912	104,275		479,355	645,756
Loss from operations		(5,371,954)	(1,921,114)		(11,180,372)	(11,056,236)
Other income (loss):
Interest expense, net of capitalized interest		279,441	62,999		341,639	51,589
Change in fair value of derivative liability		391,252	(2,669)		1,088,136
Change in fair value of redeemable convertible preferred stock warrants liability		48,109,271			18,497,798	(10,287,616)
Other income, net		(581,269)	(11,704)		(805,097)	(340,800)
Other income (loss)		(48,198,695)	(48,626)		(19,122,476)	10,576,827
Net income (loss)		(53,570,649)	(1,969,740)		(30,302,848)	(479,409)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment, net of tax		466,154	(3,199,571)		793,920	1,746,949
Total comprehensive (loss) income		$ (53,104,495)	$ (5,169,311)		$ (29,508,928)	$ 1,267,540
Basic and diluted net loss per ordinary share		$ (39.51)	$ (1.53)		$ (23.58)	$ (0.37)
Basic and diluted weighted average shares outstanding		1,355,762	1,285,714		1,285,202	1,284,026
Common Stock Subject to Mandatory Redemption [Member]
OTHER COMPREHENSIVE INCOME (LOSS)
Basic and diluted net loss per ordinary share				$ 0.00
Basic and diluted weighted average shares outstanding				63,958,721
Common Stock Subject to Mandatory Redemption [Member] | Class A ordinary shares
Other income (loss):
Interest earned on marketable securities held in Trust Account		$ 55,031		$ 181,127
Unrealized gain on marketable securities held in Trust Account		0		3,375
Net income (loss)		$ 55,031		$ 184,502
OTHER COMPREHENSIVE INCOME (LOSS)
Basic and diluted net loss per ordinary share	$ 0.00	$ 0.00		$ 0.00
Basic and diluted weighted average shares outstanding		61,746,986		63,958,721
Non Redeemable Common Stock [Member]
OTHER COMPREHENSIVE INCOME (LOSS)
Basic and diluted net loss per ordinary share	$ 0.00	$ 0.56
Basic and diluted weighted average shares outstanding	15,750,000	28,815,514
Non Redeemable Common Stock [Member] | Class A ordinary shares
Other income (loss):
Net income (loss)	$ (9,069)	$ 16,179,940		$ (25,872,350)
OTHER COMPREHENSIVE INCOME (LOSS)
Basic and diluted net loss per ordinary share	$ 0.00	$ 0.56		$ (1.23)
Basic and diluted weighted average shares outstanding	15,750,000	28,815,514		21,242,273